Trade and other receivables - Disclosure of Detailed Information about Trade and Other Receivables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	SFr 295	SFr 521
Value added tax	253	250
Withholding tax	1,339	173
Other receivables	66	75
Trade and other receivables	SFr 1,953	SFr 1,019